Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder	(a) Loan from a non-controlling shareholder

	December 31,
	2022	2021
Loan - current	$4,358	$1,582
Loan - non - current	—	4,708
	$4,358	$6,290

Schedule of Related Party Transactions and Balances

(b) The Company entered into the following transactions in the normal course of operations with related parties:

	For the year ended December 31,
	2022	2021	2020
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$796	$830	$776
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	23	21	22
Investment income from VIVO Capital's funds	2,702	—	—
	$3,521	$851	$798